Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Accrued expenses and other payables
Schedule of accrued expenses and other payables

		March 31,
	Note	2019	2020	2020
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	36,987	40,198	5,677
Other tax payables		2,663	921	130
Accrued salaries, bonus and welfare expenses		17,926	30,436	4,298
Accrued consultancy and professional fees		3,945	21,475	3,033
Payable for property, plant and equipment		1,198	2,423	342
Other payables	(ii)	17,258	18,536	2,619
Total accrued expenses and other payables		79,977	113,989	16,099

Notes:

(i)

The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme of the insurance company. Thus, the amount of gross storage fees includes insurance premiums collected on behalf of the insurance company. The amount attributable to the insurance premiums is included in current and other non-current liabilities (collected and payable over one year) and is not recognized as revenue.

(ii)

Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage, dividends payable to holder of non-controlling interests and other procurement payables.